Revenue - Contract - Summary of Due From Customers for Contract Work and Due to Customers for Contract Work (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Due from customers for contract work	₩ 1,487,559	₩ 1,704,256
Due to customers for contract work	(452,839)	(624,632)
Construction contract in progress	₩ 1,034,720	₩ 1,079,624